Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
25.	Subsequent Events

In January 2026, the Group obtained a one-year short-term bank borrowing of RMB10.0 million (equivalent to US$1.4 million) from a commercial bank, bearing interest at a rate of 2.7% per annum. In February 2026, the Group fully repaid a one-year short-term bank borrowing of RMB9.0 million (equivalent to US$1.3 million) from a commercial bank, bearing interest at a rate of 3.0% per annum. In March 2026, the Group obtained a seven-month short-term bank borrowing of RMB24.4 million (equivalent to US$3.5 million) from a commercial bank, which was guaranteed by certain of our directors, bearing interest at a rate of 2.9% per annum.

The Group has evaluated events subsequent to the balance sheet date of December 31, 2025 through the date of this annual report, and did not identify any other subsequent events with material financial impact on the Group’s consolidated financial statements other than that disclosed in above.